GUIDESTONE FUNDS

Supplement dated August 12, 2016

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        CHANGES TO MANAGEMENT OF THE FUNDS

Effective August 1, 2016, Ronald C. Dugan, Jr. no longer serves as an officer or portfolio manager of GuideStone Capital Management, LLC. Harry H. Nelson II, CIMA has been appointed President of GuideStone Capital Management, LLC. All references to Ronald C. Dugan, Jr. are deleted in their entirety.

In the section disclosing “Investment Adviser and Portfolio Managers” for the MyDestination 2005 Fund, MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund and MyDestination 2045 Fund on pages 8, 13, 18, 22 and 26, respectively, the tables are deleted in their entirety and replaced with the following:

GuideStone Capital Management, LLC
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since December 2006
Tim Bray, CFA, CAIA Senior Portfolio Manager	Since April 2014
Robert J. Benson, CFA Senior Portfolio Manager	Since January 2016

In the section disclosing “Investment Adviser and Portfolio Managers” for the MyDestination 2055 Fund on page 30, the table is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since January 2012
Tim Bray, CFA, CAIA Senior Portfolio Manager	Since April 2014
Robert J. Benson, CFA Senior Portfolio Manager	Since January 2016

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In the section disclosing “Investment Adviser and Portfolio Managers” for the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund on pages 34, 38, 42 and 45, respectively, the tables are deleted in their entirety and replaced with the following:

GuideStone Capital Management, LLC
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since August 2001
Tim Bray, CFA, CAIA Senior Portfolio Manager	Since April 2014
Robert J. Benson, CFA Senior Portfolio Manager	Since January 2016

Under the heading “Adviser” on page 129, the first paragraph is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC, an affiliate of GuideStone Financial Resources, is located at 2401 Cedar Springs Road, Dallas, Texas 75201-1498 and serves as the Adviser to the Funds, under its Advisory Agreement with the Trust and subject to the supervision of the Board of Trustees. Matt L. Peden, CFA, Tim Bray, CFA, CAIA, and Robert J. Benson, CFA, serve as portfolio managers for the Target Date Funds and Asset Allocation Funds. Mr. Peden is an officer of the Adviser. Mr. Peden, Vice President and Chief Investment Officer, and Mr. Bray, Senior Portfolio Manager, have worked for the Adviser or its predecessor for more than five years. Mr. Benson, Senior Portfolio Manager, joined the Adviser in 2015. Previously, Mr. Benson was Chief Investment Officer for Laird Norton Wealth Management. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds can be found in the SAI.

II.        PORTFOLIO MANAGER CHANGES FOR THE EXTENDED-DURATION BOND

FUND, GLOBAL BOND FUND AND REAL ESTATE SECURITIES FUND

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Extended-Duration Bond Fund, on page 61, the disclosure for Loomis, Sayles & Company, L.P. is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.
Daniel J. Fuss, CFA, CIC Executive Vice President and Vice Chairman	Since August 2001
Matthew J. Eagan, CFA Vice President	Since May 2016
Elaine M. Stokes Vice President	Since May 2016
Brian P. Kennedy Vice President	Since May 2016

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Global Bond Fund, on page 69, the disclosure for Loomis, Sayles & Company, L.P. is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.
Daniel J. Fuss, CFA, CIC Executive Vice President and Vice Chairman	Since June 2008
Matthew J. Eagan, CFA Vice President	Since June 2008
Elaine M. Stokes Vice President	Since June 2008
Brian P. Kennedy Vice President	Since May 2016

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Real Estate Securities Fund, on page 85, the disclosure for RREEF America, L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited is deleted in its entirety and replaced with the following:

RREEF America, L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited
Daniel Ekins Managing Director	Since September 2013 (On leave through August 31, 2016)
John Hammond Managing Director	Since September 2013
Joseph D. Fisher, CFA Director	Since August 2013
Chris Robinson Director	Since September 2013
David W. Zonavetch, CPA Director	Since August 2013

Under the heading “Sub-Advisers,” the following disclosure pertaining to Loomis, Sayles & Company, L.P. for the Extended-Duration Bond Fund, on page 132, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P., (“Loomis”), One Financial Center, 34th Floor, Boston, Massachusetts 02111: Established in 1926, Loomis manages approximately $240.0 billion in fixed-income and equity assets for institutional, high net worth and mutual fund clients as of June 30, 2016. Daniel J. Fuss, CFA, CIC, Matthew J. Eagan, CFA, Elaine M. Stokes and Brian P. Kennedy have primary responsibility for the day-to-day management of Loomis’ assigned portion of the Extended-Duration Bond Fund. Mr. Fuss, Executive Vice President and Vice Chairman, serves as a portfolio manager, has over 56 years in the investment industry and has been with Loomis since 1976. Mr. Eagan serves as associate portfolio manager, has been with Loomis since 1997 and has over 25 years of investment industry experience. Ms. Stokes serves as associate portfolio manager, has been with Loomis since 1988 and has over 27 years of investment industry experience. Mr. Kennedy serves as associate portfolio manager, has been with Loomis since 1994 and has over 26 years of investment industry experience. Messrs. Eagan and Kennedy and Ms. Stokes each hold the position of Vice President. The associate portfolio managers are actively involved in formulating overall strategy for Loomis’ portion of the Extended-Duration Bond Fund but are not the primary decision makers.

Under the heading “Sub-Advisers,” the following disclosure pertaining to Loomis, Sayles & Company, L.P. for the Global Bond Fund, on page 133, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P., (“Loomis”), One Financial Center, 34th Floor, Boston, Massachusetts 02111: Established in 1926, Loomis manages approximately $240.0 billion in fixed-income and equity assets for institutional, high net worth and mutual fund clients as of June 30, 2016. Daniel J. Fuss, CFA, CIC, Matthew J. Eagan, CFA, Elaine M. Stokes and Brian P. Kennedy have primary responsibility for the day-to-day management of Loomis’ assigned portion of the Global Bond Fund. Mr. Fuss, Executive Vice President and Vice Chairman, serves as a portfolio manager, has over 56 years in the investment industry and has been with Loomis since 1976. Mr. Eagan serves as associate portfolio manager, has been with Loomis since 1997 and has over 25 years of investment industry experience. Ms. Stokes serves as associate portfolio manager, has been with Loomis since 1988 and has over 27 years of investment industry experience. Mr. Kennedy serves as associate portfolio manager, has been with Loomis since 1994 and has over 26 years of investment industry experience. Messrs. Eagan and Kennedy and Ms. Stokes each hold the position of Vice President. The associate portfolio managers are actively involved in formulating overall strategy for Loomis’ portion of the Global Bond Fund but are not the primary decision makers.

III.        SUB-ADVISER CORPORATE CONVERSION

As the result of a corporate conversion from a California corporation to ultimately a Delaware limited liability company, all references to “TCW Investment Management Company” are deleted in their entirety and replaced with “TCW Investment Management Company LLC.” There was no change in ownership as a result of the corporate conversion, and there are no other changes to the disclosures.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GUIDESTONE FUNDS

Supplement dated August 12, 2016

to

Statement of Additional Information (“SAI”) dated May 1, 2016

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

I.    CHANGES TO MANAGEMENT OF THE FUNDS

Effective August 1, 2016, Ronald C. Dugan, Jr. no longer serves as an officer or portfolio manager of GuideStone Capital Management, LLC, and effective August 15, 2016, Mr. Dugan no longer serves as an officer of GuideStone Funds. Harry H. Nelson II, CIMA has been appointed President of GuideStone Capital Management, LLC. The references to Ronald C. Dugan, Jr. are deleted in their entirety.

The “Other Accounts Managed” chart, beginning on page 60, is amended as follows to update the information for GuideStone Capital Management, LLC. The information is current as of August 1, 2016.

Sub-Adviser Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
GuideStone Capital Management, LLC*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Matt L. Peden, CFA
Tim Bray, CFA, CAIA
Robert J. Benson, CFA

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II.        PORTFOLIO MANAGER CHANGES FOR THE EXTENDED-DURATION BOND FUND,

GLOBAL BOND FUND AND REAL ESTATE SECURITIES FUND

The “Other Accounts Managed” chart, beginning on page 60, is amended as follows to update the information for Loomis, Sayles & Company, L.P. and RREEF America, L.L.C, Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited. This information is current as of June 30, 2016 and July 29, 2016, respectively.

Sub-Adviser Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Loomis, Sayles & Company, L.P.
Daniel J. Fuss, CFA, CIC***	14	$44,789	9	$ 2,724	143	$19,500	N/A	N/A	N/A	N/A	4	$523
Matthew J. Eagan, CFA	18	$42,861	26	$12,688	147	$22,007	N/A	N/A	N/A	N/A	5	$769
Elaine M. Stokes	13	$41,005	21	$10,238	154	$21,711	N/A	N/A	N/A	N/A	5	$769
Brian P. Kennedy	9	$38,889	7	$ 4,559	72	$11,032	N/A	N/A	N/A	N/A	1	$ 51
RREEF America, L.L.C. Deutsche Investmenst Australia Limited and Deutsche Alternative Asset Management (Global) Limited****
Joseph D. Fisher, CFA	6	$ 3,928	10	$ 982	18	$ 2,986	N/A	N/A	N/A	N/A	N/A	N/A
David W. Zonavetch, CPA	6	$ 3,928	10	$ 982	18	$ 2,986	N/A	N/A	N/A	N/A	N/A	N/A
Daniel Ekins	2	$ 1,512	9	$ 1,109	11	$ 1,232	N/A	N/A	N/A	N/A	N/A	N/A
Chris Robinson	2	$ 1,512	9	$ 1,109	11	$ 1,232	N/A	N/A	N/A	N/A	N/A	N/A
John Hammond	2	$ 1,512	8	$ 912	10	$ 1,269	N/A	N/A	N/A	N/A	N/A	N/A

***	Mr. Fuss is an existing portfolio manager to the Trust’s Funds. Information is current as of December 31, 2015.

****	All portfolio managers are existing portfolio managers to the Trust’s Fund. Mr. Ekins is on leave through August 31, 2016. Other accounts managed data is current as of December 31, 2015.

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III. SUB-ADVISER CORPORATE CONVERSION

As the result of a corporate conversion from a California corporation to ultimately a Delaware limited liability company, all references to “TCW Investment Management Company” are deleted in their entirety and replaced with “TCW Investment Management Company LLC.” There was no change in ownership as a result of the corporate conversion, and there are no other changes to the disclosures.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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